BUSINESS COMBINATION UNDER COMMON CONTROL	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATION UNDER COMMON CONTROL.
BUSINESS COMBINATION UNDER COMMON CONTROL

41      BUSINESS COMBINATION UNDER COMMON CONTROL

(a)	Acquisition 19% of the issued share capital of Yunnan Aluminum

Pursuant to the agreement entered into in July 2022 between Yunnan Metallurgical, the Company has agreed to acquire and Yunnan Metallurgical has agreed to dispose of 658,911,907 shares in Yunnan Aluminum, representing approximately 19% of the total issued share capital of Yunnan Aluminum for a cash consideration of RMB6,662 million. Upon the completion of the transaction, the Company held 1,009,202,685 shares in Yunnan Aluminum, representing approximately 29.10% of the total issued share capital of Yunnan Aluminum and became the largest shareholder of Yunnan Aluminum. The acquisition was completed on November 22, 2022.

As the Company, Yunnan Aluminum is under common control of Chinalco before and after the transactions, and that control is not transitory, the transaction is regarded as business combination under common control. The consolidated financial statements for the year ended December 31, 2022 has combined the financial statements of the acquired company from the beginning of the earliest period presented (Note 3.3(a)). The comparative financial data have been restated accordingly.

41	BUSINESS COMBINATION UNDER COMMON CONTROL (CONTINUED)

(a)      Acquisition 19% of the issued share capital of Yunnan Aluminum (continued)

Revenue and net profit of the acquired entities for the period from January 1, 2022 to the acquisition date and for the year ended December 31, 2021 are as follows:

	For the period from
	January 1, 2022 to the
	acquisition date	2021
Revenue	44,816,260	41,668,819
Net profit	4,722,177	4,212,335

Details of the purchase consideration, the net assets acquired are as follows:

Purchase consideration:
Cash paid	6,661,599
Total purchase consideration	6,661,599

The carrying amounts of assets, liabilities and equity of the acquired companies at the acquisition date and December 31, 2021 are as follows:

	Acquisition date	December 31, 2021
Current assets	7,784,570	5,360,494
Non-current assets	30,958,951	32,476,625
Current liabilities	(9,439,091)	(9,836,320)
Non-current liabilities	(4,130,537)	(7,090,461)
Net assets	25,173,893	20,910,338
Less: non-controlling interests	3,318,207	2,719,017
Net assets attributable to owners of the company	21,855,686	18,191,321

The adjustment on the beginning balance of the Group’s total equity amounting to RMB9,965 million and RMB16,104 million for the year ended December 31, 2021 and 2022, respectively, represented the total equity of  Yunnan Aluminum at the same date which were combined to the consolidated balance sheet of the Group. The consideration of RMB6,662 million paid in 2022 was treated as a decrease in capital reserves.

(b)	Acquisition 100% of equity interests in Pingguo Aluminum

Pursuant to the agreement entered into in August 2022 between Chinalco and the Company, the Company agreed to acquire the 100% of equity interests of Pingguo Aluminum, for a cash consideration of RMB1,887 million. The acquisition was completed on December 1, 2022.

41	BUSINESS COMBINATION UNDER COMMON CONTROL (CONTINUED)
(b)	Acquisition 100% of equity interests in Pingguo Aluminum (continued)

As the Company, Pingguo Aluminum is under common control of Chinalco before and after the transactions, and that control is not transitory, the transaction is regarded as business combination under common control. The consolidated financial statements for the year ended December 31, 2022 has combined the financial statements of the acquired company from the beginning of the earliest period presented (Note 3.3(a)). The comparative financial data have been restated accordingly.

Revenue and net profit of the acquired entities for the period from January 1, 2022 to the acquisition date and for the year ended December 31, 2021 are as follows:

	For the period from January 1, 2022 to
	the acquisition date	2021
Revenue	437,080	463,874
Net profit	68,312	36,887

Details of the purchase consideration, the net assets acquired are as follows:

Purchase consideration :
Cash paid	1,887,474
Total purchase consideration	1,887,474

The carrying amounts of assets, liabilities and equity of the acquired companies at the acquisition date and December 31, 2021 are as follows:

	Acquisition date	December 31, 2021

Current assets	428,011	319,694
Non-current assets	472,321	494,583
Current liabilities	(136,806)	(117,723)
Non-current liabilities	—	-
Net assets	763,526	696,554
Less: non-controlling interests	6,564	5,834
Net assets attributable to owners of the company	756,962	690,720

The adjustment on the beginning balance of the Group’s total equity amounting to RMB657 million and RMB736 million for the year ended 31 December 2021 and 2022, respectively, represented the total equity of Pingguo Aluminum at the same date which were combined to the consolidated balance sheet of the Group. The consideration of RMB1,887 million paid in 2022 was treated as a decrease in capital reserves.

41	BUSINESS COMBINATION UNDER COMMON CONTROL (CONTINUED)
(c)	Acquisition of gallium business

In September 2021, pursuant to the agreement entered into between China Rare Earth, Zunyi Aluminum and Chalco Mining, the Group acquired the gallium business of China Rare Earth, a subsidiary of Chinalco, for a cash consideration of RMB396 million. This transaction is regarded as a business combination under common control. The consolidated financial statements for the year ended December 31, 2021 has combined the financial statements of the acquired gallium business from the beginning of the earliest period presented (Note 3.3(a)). The comparative financial data have been restated accordingly.

Revenue and net profit of the gallium business for the period from January 1, 2021 to the acquisition date and for the year ended December 31, 2020 are as follows:

	For the period from
	January 1, 2021 to the
	acquisition date	2020

Revenue	178,229	112,428
Net profit	32,315	26,219

Details of the purchase consideration, the net assets acquired are as follows:

Purchase consideration:
Cash paid	395,624
Total purchase consideration	395,624

The carrying amounts of assets, liabilities and equity of the gallium business at the acquisition date and December 31, 2020 are as follows:

	Acquisition date	December 31, 2020

Current assets	103,353	66,215
Non-current assets	70,660	74,270
Current liabilities	(3,770)	(7,037)
Non-current liabilities	(4,480)	—
Net assets – closing balance	165,763	133,448
Net assets – beginning balance	133,448	95,389

41	BUSINESS COMBINATION UNDER COMMON CONTROL (CONTINUED)
(d)	Acquisition of Henan Zhongzhou Logistics

In April 2020, pursuant to the agreement entered into between Chalco Logistics Group Zhongzhou Co., Ltd. (“Chalco Logistics Zhongzhou”, “中鋁物流集團中州有限公司”, a subsidiary of Chalco Logistics), Henan Zhongzhou Logistics Co., Ltd. (“Henan Zhongzhou Logistics”, “河南中州物流有限公司”, a subsidiary of Zhongzhou Aluminum Factory prior of the transaction), Chalco Logistics Group Co., Ltd. (“Chalco Logistics”, “中鋁物流集團有限公司”, a subsidiary of the Company), Henan Zhongzhou Aluminum Factory Co., Ltd. (“Zhongzhou Aluminum Factory”, “河南中州鋁廠有限公司”, a subsidiary of Chinalco) and Chalco Zhongzhou Aluminum Industry Co., Ltd. (“Zhongzhou Aluminum Industry”, “中鋁中州鋁業有限公司”), Chalco Logistics Zhongzhou merged Henan Zhongzhou Logistics, which was a 100% owned subsidiary of Zhongzhou Aluminum Factory prior to the transaction, by issuing new shares of Chalco Logistics Zhongzhou to Zhongzhou Aluminum Factory.

(e)	Acquisition of Chongqing Xinan Transportation

Pursuant to the agreement entered into between Chalco Logistics, Southwest Aluminum Industry (Group) Co., Ltd. (“Southwest Aluminum Industry”, “西南鋁業（集團）有限責任公司”, a subsidiary of Chinalco) and Chongqing Southwest Aluminum Transportation Co., Ltd. (“Southwest Aluminum Transportation”, “重慶西南鋁運輸有限公司”, a subsidiary of Southwest Aluminum Industry prior to the transaction), Chalco Logistics acquired Southwest Aluminum Transportation on June 30, 2020 by subscription of its 51% newly issued shares for a cash consideration of RMB8.189 million.